UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: December 31
Date of reporting period: September 30, 2008

Item 1. Schedule of Investments

Thrivent Investment Management™

Thrivent Mutual Funds

Schedule of Investments

As of September 30, 2008
(unaudited)

Real Estate Securities Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (89.1%)	Value	Shares	Common Stock (89.1%)	Value
Diversified REITS (6.3%)			Residential REITS (15.0%)
12,700	Colonial Properties Trust *	$237,363	16,850	American Campus Communities, Inc. ‡	$570,878
32,527	Liberty Property Trust	1,224,642	27,786	Apartment Investment & Management
4,500	PS Business Parks, Inc.	259,200		Company *	973,066
58,663	Vornado Realty Trust	5,335,400	36,500	Avalonbay Communities, Inc. *	3,592,330
9,400	Washington Real Estate Investment		23,500	BRE Properties, Inc. *	1,151,500
	Trust *	344,322	26,000	Camden Property Trust *‡	1,192,360
	Total Diversified REITS	7,400,927	7,000	Equity Lifestyle Properties, Inc.	371,210
			101,000	Equity Residential REIT	4,485,410
Financials (2.3%)			17,500	Essex Property Trust, Inc. *	2,070,775
27,340	iShares Cohen & Steers Realty Majors		16,000	Home Properties, Inc. *	927,200
	Index Fund	2,096,431	15,988	Mid-America Apartment
15,164	SPDR DJ Wilshire International Real			Communities, Inc. *	785,650
	Estate ETF *	578,507	12,000	Post Properties, Inc.	335,640
	Total Financials	2,674,938	38,800	UDR, Inc.	1,014,620
				Total Residential REITS	17,470,639
Foreign (1.0%)
71,000	Brookfield Properties Corporation ‡	1,124,640	Retail REITS (24.5%)
	Total Foreign	1,124,640	11,595	Acadia Realty Trust	293,122
			21,099	CBL & Associates Properties, Inc.	423,668
Hotels, Resorts & Cruise Lines (0.6%)			42,700	Developers Diversified Realty
24,380	Starwood Hotels & Resorts			Corporation	1,353,163
	Worldwide, Inc.	686,053	10,000	Equity One, Inc. *	204,900
	Total Hotels, Resorts & Cruise Lines	686,053	32,000	Federal Realty Investment Trust *	2,739,200
			89,427	General Growth Properties, Inc. *	1,350,348
Industrial REITS (6.4%)			13,000	Inland Real Estate Corporation	203,970
43,208	AMB Property Corporation	1,957,322	87,867	Kimco Realty Corporation	3,245,807
62,968	DCT Industrial Trust, Inc.	471,630	35,284	Macerich Company *	2,245,827
7,500	EastGroup Properties, Inc.	364,050	33,500	National Retail Properties, Inc.	802,325
10,000	First Potomac Realty Trust	171,900	10,150	Realty Income Corporation *	259,840
107,558	ProLogis Trust	4,438,919	35,200	Regency Centers Corporation	2,347,488
	Total Industrial REITS	7,403,821	103,500	Simon Property Group, Inc. *	10,039,497
			19,500	Tanger Factory Outlet Centers, Inc. *	853,905
Office REITS (15.3%)			30,500	Taubman Centers, Inc.	1,525,000
17,300	Alexandria Real Estate Equities, Inc. *	1,956,284	15,800	Weingarten Realty Investors *	563,586
30,173	BioMed Realty Trust, Inc.	798,076		Total Retail REITS	28,451,646
53,500	Boston Properties, Inc. *	5,010,810
40,996	Brandywine Realty Trust	657,166	Specialized REITS (17.7%)
30,970	Corporate Office Properties Trust ‡	1,249,640	31,900	DiamondRock Hospitality Company	290,290
38,000	Digital Realty Trust, Inc. ‡	1,795,500	10,600	Entertainment Properties Trust	580,032
38,193	Douglas Emmett, Inc.	881,113	35,300	Extra Space Storage, Inc.	542,208
43,500	Duke Realty Corporation	1,069,230	64,000	Health Care Property Investors, Inc.	2,568,320
17,231	Highwoods Properties, Inc.	612,734	28,200	Health Care REIT, Inc. *	1,501,086
15,000	HRPT Properties Trust	103,350	16,700	Healthcare Realty Trust, Inc. *	486,805
17,500	Kilroy Realty Corporation *	836,325	16,000	Hospitality Properties Trust	328,320
10,000	Lexington Corporate Properties Trust	172,200	190,490	Host Marriott Corporation *	2,531,612
26,225	Mack-Cali Realty Corporation	888,241	18,900	LaSalle Hotel Properties *	440,748
27,186	SL Green Realty Corporation *	1,761,653	41,300	Nationwide Health Properties, Inc. *	1,485,974
	Total Office REITS	17,792,322	10,000	Omega Healthcare Investors, Inc.	196,600
			11,500	Plum Creek Timber Company, Inc.	573,390

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (89.1%)	Value

Specialized REITS — continued
50,500	Public Storage, Inc. *	$5,000,005
32,500	Senior Housing Property Trust	774,475
15,000	Strategic Hotel Capital, Inc.	113,250
13,653	Sunstone Hotel Investors, Inc.	184,316
60,341	Ventas, Inc.	2,982,052
	Total Specialized REITS	20,579,483

	Total Common Stock
	(cost $106,284,226)	103,584,469

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (1.2%)	Rate	Date	Value
$170,051	Countrywide Home Loans, Inc.	5.533%	3/20/2036	$154,595
154,049	Deutsche Alt-A Securities Mortgage Loan Trust †	3.287	10/27/2008	148,853
141,931	Deutsche Alt-A Securities, Inc.	5.888	6/25/2036	136,304
386,251	Impac Secured Assets Corporation †	3.287	10/27/2008	364,271
146,879	Impac Secured Assets Corporation †	3.317	10/27/2008	139,747
289,341	J.P. Morgan Alternative Loan Trust †	3.287	10/25/2008	276,023
172,313	Residential Funding Mortgage Securities «	4.470	7/25/2018	162,606
	Total Long-Term Fixed Income (cost $1,328,895)			1,382,399

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (30.6%)	Rate (+)	Date	Value
35,526,557	Thrivent Financial Securities Lending Trust	2.800%	N/A	$35,526,557
	Total Collateral Held for Securities Loaned (cost $35,526,557)			35,526,557

		Interest	Maturity
Shares	Short-Term Investments (2.9%)	Rate (+)	Date	Value
3,390,378	Thrivent Money Market Fund	2.870%	N/A	$3,390,378
	Total Short-Term Investments (at amortized cost)			3,390,378
	Total Investments (cost $146,530,056) 123.8%			$143,883,803
	Other Assets and Liabilities, Net (23.8%)			(27,702,793)
	Total Net Assets 100.0%			$116,181,010

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Real Estate Securities Fund
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
Russell 2000 Index Mini-Futures	63	December 2008	$4,177,994	$4,278,330	$100,336
S&P 500 Index Futures	2	December 2008	573,510	583,700	10,190
Total Futures					$110,526

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

‡ At September 30, 2008, $4,887,410 of investments were earmarked as collateral to cover open financial futures contracts.

« All or a portion of the security is insured or guaranteed.

Definitions:

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$7,838,294
Gross unrealized depreciation	(10,484,547)
Net unrealized appreciation (depreciation)	($2,646,253)
Cost for federal income tax purposes	$146,530,056

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.4%)	Value	Shares	Common Stock (82.4%)	Value
Consumer Discretionary (6.8%)			600	Schlumberger, Ltd.	$46,854
2,400	Black & Decker Corporation	$145,800	2,800	Total SA ADR	169,904
7,300	Foot Locker, Inc.	117,968		Total Energy	2,445,697
7,500	Gannett Company, Inc.	126,825
4,200	Genuine Parts Company	168,882	Financials (22.9%)
6,800	Home Depot, Inc.	176,052	250	Acadia Realty Trust	6,320
4,500	Johnson Controls, Inc.	136,485	2,300	AFLAC, Inc. ‡	135,125
3,100	McDonald’s Corporation	191,270	250	Agree Realty Corporation	7,150
2,600	NIKE, Inc.	173,940	250	Alexandria Real Estate Equities, Inc.	28,270
4,500	Royal Caribbean Cruises, Ltd.	93,375	600	AMB Property Corporation ‡	27,180
150	Starwood Hotels & Resorts		200	American Campus Communities, Inc.	6,776
	Worldwide, Inc.	4,221	450	Annaly Capital Management, Inc.	6,052
6,600	Toll Brothers, Inc. #	166,518	450	Apartment Investment &
2,600	VF Corporation	201,006		Management Company	15,759
3,400	Walt Disney Company	104,346	550	Avalonbay Communities, Inc.	54,131
8,800	Wyndham Worldwide Corporation	138,248	10,600	Bank of America Corporation ‡	371,000
	Total Consumer Discretionary	1,944,936	6,700	Bank of New York Mellon Corporation	218,286
			6,900	BB&T Corporation	260,820
Consumer Staples (9.0%)			400	BioMed Realty Trust, Inc.	10,580
7,800	Altria Group, Inc. ‡	154,752	1,100	BOK Financial Corporation ‡	53,251
4,400	Coca-Cola Company	232,672	700	Boston Properties, Inc. ‡	65,562
2,300	Colgate-Palmolive Company ‡	173,305	250	BRE Properties, Inc.	12,250
3,700	ConAgra Foods, Inc.	72,002	400	Brookfield Asset Management, Inc.	10,976
2,200	Costco Wholesale Corporation	142,846	1,000	Brookfield Properties Corporation	15,840
2,600	Diageo plc ADR	179,036	250	Camden Property Trust	11,465
3,300	General Mills, Inc.	226,776	1,800	Chubb Corporation	98,820
6,100	Kraft Foods, Inc.	199,775	10,400	Citigroup, Inc. ‡	213,304
1,700	Lorillard, Inc.	120,955	3,000	City Holding Company	126,750
4,800	McCormick & Company, Inc.	184,560	200	Colonial Properties Trust	3,738
2,000	Molson Coors Brewing Company	93,500	400	Corporate Office Properties Trust	16,140
5,000	Philip Morris International, Inc.	240,500	3,200	Cullen/Frost Bankers, Inc. ‡	192,000
4,300	Procter & Gamble Company	299,667	750	DCT Industrial Trust, Inc.	5,618
3,300	Wal-Mart Stores, Inc.	197,637	600	Developers Diversified Realty
3,200	Whole Foods Market, Inc.	64,096		Corporation	19,014
	Total Consumer Staples	2,582,079	550	Digital Realty Trust, Inc.	25,988
			250	Douglas Emmett, Inc.	5,768
Energy (8.5%)			300	Duke Realty Corporation	7,374
1,300	Apache Corporation ‡	135,564	450	DuPont Fabros Technology, Inc.	6,862
4,200	BP plc ADR ‡	210,714	100	Entertainment Properties Trust	5,472
4,800	Chevron Corporation ‡	395,904	1,300	Equity Residential REIT	57,733
4,500	ConocoPhillips ‡	329,625	250	Essex Property Trust, Inc.	29,582
5,200	Crosstex Energy, Inc.	129,844	2,700	Everest Re Group, Ltd.	233,631
1,500	Devon Energy Corporation	136,800	550	Extra Space Storage, Inc.	8,448
4,700	Exxon Mobil Corporation	365,002	400	Federal Realty Investment Trust	34,240
1,800	Helmerich & Payne, Inc.	77,742	200	Forest City Enterprises	6,134
2,600	Holly Corporation	75,192	900	General Growth Properties, Inc.	13,590
5,200	Marathon Oil Corporation	207,324	6,000	Glacier Bancorp, Inc.	148,620
2,800	Royal Dutch Shell plc ADR	165,228	1,500	Goldman Sachs Group, Inc.	192,000
			2,500	Hartford Financial Services Group, Inc.	102,475

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.4%)	Value	Shares	Common Stock (82.4%)	Value
Financials — continued			9,300	U.S. Bancorp	$334,986
700	Health Care Property Investors, Inc.	$28,091	550	UDR, Inc.	14,382
550	Health Care REIT, Inc.	29,276	900	Ventas, Inc.	44,478
200	Healthcare Realty Trust, Inc.	5,830	750	Vornado Realty Trust	68,212
250	Highwoods Properties, Inc.	8,890	9,300	Washington Federal, Inc.	171,585
150	Home Properties, Inc.	8,692	250	Weingarten Realty Investors	8,918
2,050	Host Marriott Corporation	27,244	7,200	Wells Fargo & Company	270,216
11,600	Hudson City Bancorp, Inc.	214,020		Total Financials	6,558,309
450	Inland Real Estate Corporation	7,060
5,170	iShares S&P U.S. Preferred Stock		Health Care (7.9%)
	Index Fund	146,052	6,000	Abbott Laboratories ‡	345,480
10,200	J.P. Morgan Chase & Company	476,342	2,800	AstraZeneca plc	122,864
200	Kilroy Realty Corporation	9,558	2,100	Baxter International, Inc.	137,823
1,250	Kimco Realty Corporation	46,175	9,000	Bristol-Myers Squibb Company ‡	187,650
700	LaSalle Hotel Properties	16,324	3,600	Eli Lilly and Company	158,508
350	Liberty Property Trust	13,178	4,400	Johnson & Johnson	304,832
4,100	Lincoln National Corporation	175,521	2,500	McKesson Corporation	134,525
450	Macerich Company	28,642	3,200	Medtronic, Inc.	160,320
200	Mack-Cali Realty Corporation	6,774	10,900	Pfizer, Inc.	200,996
2,000	Marshall & Ilsley Corporation	40,300	3,500	Sanofi-Aventis ADR	115,045
2,900	Mercury General Corporation	158,775	5,200	Teva Pharmaceutical Industries,
250	Mid-America Apartment			Ltd. ADR	238,108
	Communities, Inc.	12,285	4,500	Wyeth	166,230
700	Mission West Properties, Inc.	6,818		Total Health Care	2,272,381
900	Monmouth Real Estate Investment
	Corporation	7,011	Industrials (8.0%)
600	National Retail Properties, Inc.	14,370	2,500	3M Company	170,775
600	Nationwide Health Properties, Inc.	21,588	3,600	Caterpillar, Inc. ‡	214,560
13,800	Old Republic International Corporation	175,950	2,800	Courier Corporation	57,008
600	Omega Healthcare Investors, Inc.	11,796	2,400	Danaher Corporation	166,560
350	One Liberty Properties, Inc.	6,184	4,400	Emerson Electric Company	179,476
9,500	People’s United Financial, Inc.	182,875	2,100	General Dynamics Corporation	154,602
100	Plum Creek Timber Company, Inc.	4,986	13,000	General Electric Company	331,500
10,260	PowerShares Preferred Portfolio	122,710	1,700	Honeywell International, Inc.	70,635
1,300	ProLogis Trust	53,651	6,600	Masco Corporation	118,404
700	Public Storage, Inc.	69,307	4,700	Pitney Bowes, Inc.	156,322
500	Realty Income Corporation	12,800	4,700	Republic Services, Inc.	140,906
450	Regency Centers Corporation	30,010	4,700	Tyco International, Ltd.	164,594
450	Senior Housing Property Trust	10,724	2,800	United Technologies Corporation	168,168
1,400	Simon Property Group, Inc.	135,800	6,400	Waste Management, Inc.	201,536
350	SL Green Realty Corporation	22,680		Total Industrials	2,295,046
3,400	SPDR DJ Wilshire International Real
	Estate ETF	129,710	Information Technology (7.3%)
300	Sunstone Hotel Investors, Inc.	4,050	4,900	Accenture, Ltd.	186,200
3,200	T. Rowe Price Group, Inc.	171,872	6,600	Automatic Data Processing, Inc. ‡	282,150
300	Tanger Factory Outlet Centers, Inc.	13,137	5,200	Hewlett-Packard Company	240,448
450	Taubman Centers, Inc.	22,500	14,400	Intel Corporation ‡	269,712
1,900	Travelers Companies, Inc.	85,880

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (82.4%)	Value	Shares	Common Stock (82.4%)	Value
Information Technology— continued			Utilities (4.0%)
3,000	International Business Machines		11,700	Atmos Energy Corporation ‡	$311,454
	Corporation	$350,880	7,300	Black Hills Corporation ‡	226,811
7,600	Microchip Technology, Inc.	223,668	900	FPL Group, Inc.	45,270
8,600	Microsoft Corporation	229,534	3,100	National Fuel Gas Company	130,758
6,800	Nokia Oyj ADR	126,820	11,500	PNM Resources, Inc.	117,760
5,400	Paychex, Inc.	178,362	4,800	Progress Energy, Inc.	207,024
	Total Information Technology	2,087,774	2,400	Questar Corporation	98,208
				Total Utilities	1,137,285
Materials (4.2%)
2,000	Air Products and Chemicals, Inc. ‡	136,980		Total Common Stock
2,500	Alcoa, Inc.	56,450		(cost $25,285,862)	23,601,168
4,900	Bemis Company, Inc.	127,988
4,100	E.I. du Pont de Nemours and Company	165,230
1,200	Nucor Corporation	47,400	Shares	Preferred Stock (1.5%)	Value
2,500	Praxair, Inc.	179,350	1,700	Bank of America Corporation	$38,675
4,000	Valspar Corporation	89,160	4,500	MetLife, Inc.	69,840
1,300	Vulcan Materials Company	96,850	1,100	Prudential Financial, Inc.	24,915
17,300	Wausau-Mosinee Paper Corporation	175,249	4,000	US Bancorp	100,240
200	Weyerhaeuser Company	12,116	1,565	Wachovia Corporation	13,068
7,000	Worthington Industries, Inc.	104,580	4,000	Wells Fargo Capital XIV #	100,400
	Total Materials	1,191,353	3,595	Xcel Energy, Inc.	84,123
				Total Preferred Stock
Telecommunications Services (3.8%)				(cost $505,906)	431,261
2,200	America Movil SA de CV ADR ‡	101,992
16,700	AT&T, Inc. ‡	466,264
30,600	Qwest Communications International, Inc.	98,838
6,900	TW Telecom, Inc. #	71,691
6,500	Verizon Communications, Inc.	208,585
12,700	Windstream Corporation	138,938
	Total Telecommunications
	Services	1,086,308

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Equity Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (0.8%)	Rate	Date	Value
$100,000	Bank of America Corporation	8.000%	1/30/2018	$79,187
100,000	Citigroup Capital XXI	8.300	12/21/2037	74,506
100,000	J.P. Morgan Chase & Company	7.900	4/30/2018	84,188
	Total Long-Term Fixed Income (cost $302,387)			237,881

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (14.7%)	Rate (+)	Date	Value
$400,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$398,056
3,798,916	Thrivent Money Market Fund	2.870	N/A	3,798,916
	Total Short-Term Investments (cost $4,197,302)			4,196,972
	Total Investments (cost $30,291,457) 99.4%			$28,467,282
	Other Assets and Liabilities, Net 0.6%			159,661
	Total Net Assets 100.0%			$28,626,943

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
S&P 500 Index Mini-Futures	47	December 2008	$2,883,294	$2,743,390	($139,904)
Total Futures					($139,904)

# Non-income producing security.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

‡ At September 30, 2008, $398,056 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $4,101,354 of investments were earmarked as collateral to cover open financial futures contracts.

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

ETF — Exchange Traded Fund.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$776,291
Gross unrealized depreciation	(2,600,466)
Net unrealized appreciation (depreciation)	($1,824,175)
Cost for federal income tax purposes	$30,291,457

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (33.5%)	Value	Shares	Common Stock (33.5%)	Value
Consumer Discretionary (2.3%)			900	Schlumberger, Ltd.	$70,281
4,100	Black & Decker Corporation ±	$249,075	4,700	Total SA ADR	285,196
12,300	Foot Locker, Inc.	198,768		Total Energy	4,787,924
12,700	Gannett Company, Inc.	214,757
6,800	Genuine Parts Company	273,428	Financials (13.7%)
11,400	Home Depot, Inc.	295,146	1,700	Acadia Realty Trust	42,976
7,300	Johnson Controls, Inc.	221,409	3,800	AFLAC, Inc.	223,250
5,200	McDonald’s Corporation	320,840	1,700	Agree Realty Corporation	48,620
4,300	NIKE, Inc.	287,670	1,700	Alexandria Real Estate Equities, Inc.	192,236
7,500	Royal Caribbean Cruises, Ltd.	155,625	4,400	AMB Property Corporation ±	199,320
1,300	Starwood Hotels & Resorts		2,000	American Campus Communities, Inc.	67,760
	Worldwide, Inc.	36,582	3,100	Annaly Capital Management, Inc.	41,695
11,100	Toll Brothers, Inc. #	280,053	3,275	Apartment Investment &
4,500	VF Corporation	347,895		Management Company	114,690
5,700	Walt Disney Company	174,933	4,200	Avalonbay Communities, Inc. ±	413,364
14,700	Wyndham Worldwide Corporation	230,937	18,000	Bank of America Corporation ‡	630,000
	Total Consumer Discretionary	3,287,118	11,300	Bank of New York Mellon Corporation ±	368,154
			11,600	BB&T Corporation *	438,480
Consumer Staples (2.9%)			3,100	BioMed Realty Trust, Inc.	81,995
13,100	Altria Group, Inc. ‡	259,904	1,600	BOK Financial Corporation	77,456
7,300	Coca-Cola Company ±	386,024	5,700	Boston Properties, Inc. ‡	533,862
3,800	Colgate-Palmolive Company ‡	286,330	1,700	BRE Properties, Inc.	83,300
5,800	ConAgra Foods, Inc.	112,868	2,900	Brookfield Asset Management, Inc.	79,576
3,800	Costco Wholesale Corporation	246,734	7,700	Brookfield Properties Corporation	121,968
4,500	Diageo plc ADR	309,870	2,200	Camden Property Trust	100,892
5,200	General Mills, Inc.	357,344	3,100	Chubb Corporation	170,190
10,200	Kraft Foods, Inc.	334,050	17,300	Citigroup, Inc. ‡	354,823
2,900	Lorillard, Inc.	206,335	5,200	City Holding Company	219,700
7,800	McCormick & Company, Inc.	299,910	2,000	Colonial Properties Trust	37,380
3,200	Molson Coors Brewing Company	149,600	3,300	Corporate Office Properties Trust	133,155
8,100	Philip Morris International, Inc.	389,610	5,400	Cullen/Frost Bankers, Inc.	324,000
7,200	Procter & Gamble Company	501,768	5,800	DCT Industrial Trust, Inc.	43,442
5,700	Wal-Mart Stores, Inc.	341,373	4,200	Developers Diversified Realty
4,800	Whole Foods Market, Inc. *	96,144		Corporation	133,098
	Total Consumer Staples	4,277,864	4,500	Digital Realty Trust, Inc.	212,625
			2,200	Douglas Emmett, Inc.	50,754
Energy (3.3%)			2,300	Duke Realty Corporation	56,534
2,000	Apache Corporation ±	208,560	3,600	DuPont Fabros Technology, Inc.	54,900
7,000	BP plc ADR	351,190	1,000	Entertainment Properties Trust	54,720
8,200	Chevron Corporation ‡	676,336	10,300	Equity Residential REIT	457,423
7,600	ConocoPhillips ‡	556,700	1,700	Essex Property Trust, Inc. *	201,161
8,800	Crosstex Energy, Inc. *	219,736	4,500	Everest Re Group, Ltd.	389,385
2,100	Devon Energy Corporation ‡	191,520	4,200	Extra Space Storage, Inc.	64,512
8,000	Exxon Mobil Corporation ±	621,280	2,800	Federal Realty Investment Trust	239,680
2,700	Helmerich & Payne, Inc.	116,613	44,469	Fiduciary/Claymore MLP
4,200	Holly Corporation	121,464		Opportunity Fund	824,011
32,168	Kayne Anderson MLP		1,600	Forest City Enterprises	49,072
	Investment Company	742,759	6,800	General Growth Properties, Inc.	102,680
8,900	Marathon Oil Corporation	354,843	10,000	Glacier Bancorp, Inc. *	247,700
4,600	Royal Dutch Shell plc ADR	271,446	2,800	Goldman Sachs Group, Inc.	358,400

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (33.5%)	Value	Shares	Common Stock (33.5%)	Value
Financials — continued			12,620	Tortoise North American Energy
4,100	Hartford Financial Services Group, Inc.	$168,059		Corporation	$208,861
5,700	Health Care Property Investors, Inc.	228,741	3,400	Travelers Companies, Inc.	153,680
4,500	Health Care REIT, Inc.	239,535	15,600	U.S. Bancorp	561,912
1,300	Healthcare Realty Trust, Inc.	37,895	4,200	UDR, Inc.	109,830
1,900	Highwoods Properties, Inc.	67,564	6,600	Ventas, Inc.	326,172
1,300	Home Properties, Inc.	75,335	6,000	Vornado Realty Trust	545,700
15,900	Host Marriott Corporation	211,311	15,600	Washington Federal, Inc.	287,820
19,500	Hudson City Bancorp, Inc.	359,775	1,700	Weingarten Realty Investors *	60,639
2,800	Inland Real Estate Corporation	43,932	12,200	Wells Fargo & Company	457,866
7,000	iShares S&P U.S. Preferred Stock			Total Financials	20,044,683
	Index Fund *	197,750
17,200	J.P. Morgan Chase & Company	803,240	Health Care (2.6%)
1,600	Kilroy Realty Corporation *	76,464	10,000	Abbott Laboratories ‡	575,800
9,945	Kimco Realty Corporation	367,368	4,600	AstraZeneca plc *	201,848
3,100	LaSalle Hotel Properties *	72,292	3,400	Baxter International, Inc.	223,142
2,600	Liberty Property Trust	97,890	15,000	Bristol-Myers Squibb Company ±	312,750
6,800	Lincoln National Corporation	291,108	6,100	Eli Lilly and Company	268,583
3,100	Macerich Company	197,315	7,300	Johnson & Johnson	505,744
2,000	Mack-Cali Realty Corporation	67,740	4,300	McKesson Corporation	231,383
4,800	Mercury General Corporation	262,800	5,400	Medtronic, Inc.	270,540
1,700	Mid-America Apartment		18,200	Pfizer, Inc.	335,608
	Communities, Inc.	83,538	5,700	Sanofi-Aventis ADR	187,359
5,100	Mission West Properties, Inc.	49,674	8,800	Teva Pharmaceutical Industries,
6,800	Monmouth Real Estate Investment			Ltd. ADR *	402,952
	Corporation *	52,972	7,500	Wyeth	277,050
4,500	National Retail Properties, Inc.	107,775		Total Health Care	3,792,759
4,800	Nationwide Health Properties, Inc. *	172,704
23,600	Old Republic International Corporation	300,900	Industrials (2.6%)
4,400	Omega Healthcare Investors, Inc.	86,504	4,100	3M Company	280,071
2,600	One Liberty Properties, Inc.	45,942	6,100	Caterpillar, Inc. ‡	363,560
15,700	People’s United Financial, Inc.	302,225	4,700	Courier Corporation	95,692
1,000	Plum Creek Timber Company, Inc.	49,860	3,900	Danaher Corporation *	270,660
6,600	PowerShares Preferred Portfolio *	78,936	7,300	Emerson Electric Company ‡	297,767
10,000	ProLogis Trust	412,700	3,400	General Dynamics Corporation	250,308
5,602	Public Storage, Inc.	554,654	22,100	General Electric Company	563,550
3,900	Realty Income Corporation *	99,840	3,100	Honeywell International, Inc.	128,805
3,100	Regency Centers Corporation	206,739	10,600	Masco Corporation *	190,164
3,800	Senior Housing Property Trust	90,554	7,700	Pitney Bowes, Inc.	256,102
10,500	Simon Property Group, Inc.	1,018,500	7,900	Republic Services, Inc.	236,842
2,566	SL Green Realty Corporation *	166,277	7,900	Tyco International, Ltd.	276,658
9,700	SPDR DJ Wilshire International Real		4,600	United Technologies Corporation	276,276
	Estate ETF *	370,055	10,600	Waste Management, Inc.	333,794
2,300	Sunstone Hotel Investors, Inc.	31,050		Total Industrials	3,820,249
5,400	T. Rowe Price Group, Inc.	290,034
2,300	Tanger Factory Outlet Centers, Inc. *	100,717
3,100	Taubman Centers, Inc.	155,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Shares	Common Stock (33.5%)	Value	Shares	Common Stock (33.5%)	Value
Information Technology (2.4%)			Telecommunications Services (1.2%)
8,200	Accenture, Ltd.	$311,600	3,500	America Movil SA de CV ADR ±	$162,260
11,100	Automatic Data Processing, Inc. ‡	474,525	27,900	AT&T, Inc. ‡	778,968
8,800	Hewlett-Packard Company	406,912	51,100	Qwest Communications
24,700	Intel Corporation	462,631		International, Inc. *	165,053
5,200	International Business Machines		11,600	TW Telecom, Inc. #	120,524
	Corporation	608,192	10,700	Verizon Communications, Inc.	343,363
13,100	Microchip Technology, Inc. *	385,533	21,300	Windstream Corporation	233,022
14,300	Microsoft Corporation	381,667		Total Telecommunications
11,400	Nokia Oyj ADR	212,610		Services	1,803,190
9,100	Paychex, Inc.	300,573
	Total Information Technology	3,544,243	Utilities (1.3%)
			19,700	Atmos Energy Corporation ‡	524,414
Materials (1.2%)			12,300	Black Hills Corporation ±	382,161
3,200	Air Products and Chemicals, Inc. ±	219,168	1,400	FPL Group, Inc.	70,420
3,800	Alcoa, Inc. ‡	85,804	5,200	National Fuel Gas Company	219,336
7,700	Bemis Company, Inc.	201,124	19,300	PNM Resources, Inc.	197,632
6,800	E.I. du Pont de Nemours and Company	274,040	7,900	Progress Energy, Inc.	340,727
1,700	Nucor Corporation	67,150	3,900	Questar Corporation	159,588
4,300	Praxair, Inc.	308,482		Total Utilities	1,894,278
6,300	Valspar Corporation	140,427
2,000	Vulcan Materials Company *	149,000		Total Common Stock
10,900	Wausau-Mosinee Paper Corporation	110,417		(cost $57,030,040)	49,044,792
1,000	Weyerhaeuser Company *	60,580
11,800	Worthington Industries, Inc. *	176,292
	Total Materials	1,792,484

Shares	Preferred Stock/Equity-Linked Securities (1.0%)	Value
11,658	Allegro Investment Corporation SA TGT, Convertible ±¿≤	$551,307
4,000	Federal National Mortgage Association	8,720
4,000	Merrill Lynch & Company, Inc.	75,960
4,000	MetLife, Inc.	62,080
4,000	Prudential Financial, Inc.	90,600
4,000	US Bancorp	100,240
18,000	Wells Fargo Capital XIV #	451,800
4,000	Xcel Energy, Inc.	93,600
	Total Preferred Stock/Equity-Linked Securities
	(cost $1,545,473)	1,434,307

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Asset-Backed Securities (5.6%)
$1,500,000	Americredit Automobile Receivables Trust ±«	5.490%	7/6/2012	$1,469,924
1,500,000	Citibank Credit Card Issuance Trust ±	5.650	9/20/2019	1,382,882
850,000	GAMUT Reinsurance, Ltd. †≤	9.796	10/31/2008	739,670
250,000	GAMUT Reinsurance, Ltd. †≤	17.796	10/31/2008	249,765
1,000,000	GMAC Mortgage Corporation Loan Trust «	6.180	5/25/2036	753,408
600,000	Merna Re, Ltd. †≤	5.512	12/30/2008	573,720
600,000	Merna Re, Ltd. †≤	6.512	12/30/2008	568,440
1,621,589	Residential Asset Mortgage Products, Inc.	4.547	12/25/2034	1,458,451
1,033,876	Residential Funding Mortgage Securities «	4.470	7/25/2018	975,636
	Total Asset-Backed Securities			8,171,896

Basic Materials (3.8%)
150,000	Aleris International, Inc. ±	9.000	12/15/2014	91,500
220,000	Arch Western Finance, LLC ‡	6.750	7/1/2013	206,800
150,000	Cascades, Inc. ‡	7.250	2/15/2013	117,000
240,000	Chemtura Corporation ‡	6.875	6/1/2016	192,000
280,000	Domtar, Inc.	7.875	10/15/2011	278,600
190,000	Domtar, Inc.	7.125	8/15/2015	174,800
190,000	Drummond Company, Inc. ≤	7.375	2/15/2016	161,025
320,000	FMG Finance, Pty., Ltd. ≤	10.625	9/1/2016	313,600
120,000	Georgia-Pacific Corporation	8.125	5/15/2011	118,800
760,000	Georgia-Pacific Corporation ≤	7.125	1/15/2017	678,300
300,000	Graphic Packaging International Corporation *	9.500	8/15/2013	271,500
320,000	Griffin Coal Mining Company, Pty., Ltd. ≤	9.500	12/1/2016	204,800
280,000	Invista ≤	9.250	5/1/2012	275,100
100,000	Jefferson Smurfit Corporation	8.250	10/1/2012	83,500
295,000	Nalco Company	8.875	11/15/2013	294,262
290,000	NewPage Corporation	10.000	5/1/2012	259,550
150,000	NOVA Chemicals Corporation	6.500	1/15/2012	133,500
280,000	Novelis, Inc.	7.250	2/15/2015	243,600
300,000	Peabody Energy Corporation	5.875	4/15/2016	271,500
240,000	Smurfit-Stone Container Enterprises, Inc. *	8.000	3/15/2017	187,200
500,000	Steel Dynamics, Inc. ≤	7.750	4/15/2016	445,000
340,000	Terra Capital, Inc.	7.000	2/1/2017	323,000
295,000	Vedanta Resources plc ≤	8.750	1/15/2014	263,081
	Total Basic Materials			5,588,018

Capital Goods (3.8%)
620,000	Allied Waste North America, Inc. ±	6.875	6/1/2017	576,600
300,000	BE Aerospace, Inc. ‡	8.500	7/1/2018	291,000
550,000	Bombardier, Inc. ±≤	6.750	5/1/2012	528,000
290,000	Case New Holland, Inc. ‡	7.125	3/1/2014	263,900
150,000	Crown Americas, Inc.	7.625	11/15/2013	147,750
150,000	Crown Americas, Inc.	7.750	11/15/2015	146,250
350,000	General Cable Corporation	7.125	4/1/2017	315,000
570,000	L-3 Communications Corporation	5.875	1/15/2015	515,850
470,000	Leucadia National Corporation	7.125	3/15/2017	427,700
190,000	Mueller Water Products, Inc.	7.375	6/1/2017	150,100
270,000	Owens Corning, Inc.	6.500	12/1/2016	238,927

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Capital Goods — continued
$100,000	Owens-Brockway Glass Container, Inc.	8.250%	5/15/2013	$99,500
320,000	Owens-Illinois, Inc.	7.500	5/15/2010	316,800
290,000	RBS Global, Inc./Rexnord Corporation	9.500	8/1/2014	272,600
295,000	SPX Corporation ≤	7.625	12/15/2014	295,000
295,000	Terex Corporation	8.000	11/15/2017	268,450
150,000	Texas Industries, Inc. ≤	7.250	7/15/2013	130,500
150,000	TransDigm, Inc.	7.750	7/15/2014	141,000
350,000	United Rentals North America, Inc.	7.000	2/15/2014	245,000
180,000	USG Corporation	8.000	1/15/2018	143,100
	Total Capital Goods			5,513,027

Collateralized Mortgage Obligations (10.0%)
2,139,716	Bear Stearns Adjustable Rate Mortgage Trust	4.625	8/25/2010	1,927,831
1,325,913	Citigroup Mortgage Loan Trust, Inc.	5.500	11/25/2035	1,183,610
1,685,601	Citimortgage Alternative Loan Trust	5.750	4/25/2037	1,206,130
2,544,547	Deutsche Alt-A Securities, Inc. †	3.052	10/1/2008	1,448,986
920,340	Deutsche Alt-A Securities, Inc.	5.500	10/25/2021	754,289
1,321,024	First Horizon ABS Trust	5.850	8/25/2037	1,046,296
819,549	J. P. Morgan Alternative Loan Trust	3.277	11/25/2036	766,000
551,423	JP Morgan Mortgage Trust	6.500	1/25/2035	482,668
1,392,270	JP Morgan Mortgage Trust	6.042	10/25/2036	1,203,217
1,577,441	Master Alternative Loans Trust	6.500	5/25/2034	1,301,882
732,724	Master Alternative Loans Trust	6.500	7/25/2034	619,381
2,203,453	Washington Mutual Alternative Loan Trust †	3.415	10/1/2008	1,138,238
1,838,588	Wells Fargo Mortgage Backed Security Trust	6.000	7/25/2037	1,492,704
	Total Collateralized Mortgage Obligations			14,571,232

Commercial Mortgage-Backed Securities (5.4%)
1,979,184	Banc of America Large Loan Trust ±†≤	2.597	10/15/2008	1,830,651
2,000,000	Commercial Mortgage Pass-Through Certificates †‡≤	2.667	10/15/2008	1,796,790
1,250,000	Greenwich Capital Commercial Funding Corporation	5.867	8/10/2017	968,568
1,750,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corporation ‡	5.336	5/15/2047	1,506,068
2,000,000	Wachovia Bank Commercial Mortgage Trust †≤	2.607	10/15/2008	1,811,956
	Total Commercial Mortgage-Backed Securities			7,914,033

Communications Services (6.6%)
180,000	American Tower Corporation ±≤	7.000	10/15/2017	171,900
590,000	AT&T, Inc. ±	5.600	5/15/2018	528,074
180,000	Centennial Communications Corporation *	8.125	2/1/2014	178,200
150,000	Charter Communications Operating, LLC ‡≤	8.000	4/30/2012	134,250
300,000	Charter Communications Operating, LLC ‡≤	8.375	4/30/2014	264,750
295,000	Cincinnati Bell, Inc.	7.250	7/15/2013	265,500
570,000	Citizens Communications Company ‡	6.250	1/15/2013	533,662
590,000	Comcast Corporation ‡	5.900	3/15/2016	540,767
295,000	Cricket Communications, Inc.	9.375	11/1/2014	274,350
550,000	CSC Holdings, Inc. ±	7.625	4/1/2011	528,000
150,000	Dex Media West, LLC/Dex Media West Finance Company	8.500	8/15/2010	132,375

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Communications Services — continued
$99,000	Dex Media West, LLC/Dex Media West Finance Company	9.875%	8/15/2013	$61,380
235,000	DIRECTV Holdings, LLC	6.375	6/15/2015	206,800
290,000	DIRECTV Holdings, LLC ≤	7.625	5/15/2016	262,450
285,000	Echostar DBS Corporation	6.625	10/1/2014	228,712
300,000	EchoStar DBS Corporation	7.750	5/31/2015	254,250
435,000	Idearc, Inc.	8.000	11/15/2016	118,538
240,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.500	1/15/2013	222,000
295,000	Intelsat Subsidiary Holding Company, Ltd. ≤	8.875	1/15/2015	269,925
570,000	Interpublic Group of Companies, Inc.	6.250	11/15/2014	473,100
150,000	Lamar Media Corporation *	7.250	1/1/2013	135,750
120,000	Lamar Media Corporation	6.625	8/15/2015	99,300
145,000	Level 3 Financing, Inc.	9.250	11/1/2014	109,475
280,000	Liberty Media Corporation	5.700	5/15/2013	232,881
290,000	Mediacom Broadband, LLC	8.500	10/15/2015	239,250
300,000	News America, Inc.	6.650	11/15/2037	251,617
150,000	Nextel Communications, Inc.	7.375	8/1/2015	99,000
240,000	NTL Cable plc	9.125	8/15/2016	201,000
320,000	Quebecor Media, Inc.	7.750	3/15/2016	280,000
280,000	Qwest Communications International, Inc.	7.250	2/15/2011	265,300
90,000	Qwest Communications International, Inc.	7.500	2/15/2014	77,850
360,000	Qwest Corporation	7.875	9/1/2011	345,600
300,000	R.H. Donnelley Corporation	6.875	1/15/2013	117,000
300,000	R.H. Donnelley Corporation	8.875	10/15/2017	102,000
9,000	R.H. Donnelley, Inc. ≤	11.750	5/15/2015	5,490
290,000	Sprint Capital Corporation	8.375	3/15/2012	261,000
355,000	Sprint Nextel Corporation	6.000	12/1/2016	273,350
300,000	Time Warner Cable, Inc.	5.850	5/1/2017	264,311
75,000	Time Warner Telecom Holdings, Inc.	9.250	2/15/2014	69,375
290,000	Videotron Ltee	6.875	1/15/2014	274,050
350,000	Windstream Corporation	8.625	8/1/2016	322,875
	Total Communications Services			9,675,457

Consumer Cyclical (5.4%)
150,000	AutoNation, Inc.	7.000	4/15/2014	130,500
350,000	Beazer Homes USA, Inc.	8.625	5/15/2011	283,500
530,000	Centex Corporation ‡	7.500	1/15/2012	487,600
250,000	Circus & Eldorado Joint Venture/Silver Legacy
	Capital Corporation	10.125	3/1/2012	212,500
270,000	Corrections Corporation of America	6.250	3/15/2013	252,450
300,000	D.R. Horton, Inc.	6.500	4/15/2016	228,000
139,000	Dollarama Group, LP †	8.883	12/15/2008	123,710
260,000	Dollarama Group, LP	8.875	8/15/2012	221,000
235,000	Ford Motor Credit Company	7.375	10/28/2009	188,932
170,000	Ford Motor Credit Company *	7.000	10/1/2013	104,475
120,000	Ford Motor Credit Company *	8.000	12/15/2016	75,873
310,000	Gaylord Entertainment Company	6.750	11/15/2014	260,400
150,000	Goodyear Tire & Rubber Company	8.625	12/1/2011	148,500
260,000	Hanesbrands, Inc. †	6.508	12/15/2008	215,800
300,000	Harrah’s Operating Company, Inc. ≤	10.750	2/1/2016	153,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Consumer Cyclical — continued
$570,000	Host Marriott, LP	6.375%	3/15/2015	$463,125
280,000	KB Home *	6.250	6/15/2015	228,200
295,000	Lear Corporation *	8.500	12/1/2013	216,456
150,000	Levi Strauss & Company	9.750	1/15/2015	125,250
300,000	MGM MIRAGE	6.750	9/1/2012	234,750
295,000	MGM MIRAGE	6.625	7/15/2015	205,025
290,000	Pinnacle Entertainment	8.250	3/15/2012	280,212
270,000	Pokagon Gaming Authority ≤	10.375	6/15/2014	273,375
580,000	Pulte Homes, Inc.	7.875	8/1/2011	553,900
150,000	Rite Aid Corporation	10.375	7/15/2016	130,500
240,000	Rite Aid Corporation	7.500	3/1/2017	182,400
280,000	Royal Caribbean Cruises, Ltd.	7.250	6/15/2016	232,400
170,000	Service Corporation International	6.750	4/1/2015	148,325
280,000	Tenneco, Inc.	8.125	11/15/2015	239,400
120,000	TRW Automotive, Inc. *≤	7.000	3/15/2014	99,000
360,000	Tunica Biloxi Gaming Authority ≤	9.000	11/15/2015	331,200
180,000	Turning Stone Resort Casino Enterprise ≤	9.125	9/15/2014	163,800
242,000	Universal City Florida Holding Company I/II †	7.551	11/1/2008	227,480
210,000	Warnaco, Inc.	8.875	6/15/2013	212,100
290,000	Wynn Las Vegas Capital Corporation	6.625	12/1/2014	247,225
	Total Consumer Cyclical			7,880,363

Consumer Non-Cyclical (4.5%)
300,000	Aramark Corporation ±	8.500	2/1/2015	282,000
570,000	Biomet, Inc. ‡≤	10.000	10/15/2017	581,400
525,000	Boston Scientific Corporation ‡	5.450	6/15/2014	490,875
480,000	Community Health Systems, Inc. ‡	8.875	7/15/2015	456,000
295,000	Constellation Brands, Inc. *	7.250	9/1/2016	271,400
300,000	Coventry Health Care, Inc.	5.950	3/15/2017	250,068
290,000	DaVita, Inc.	6.625	3/15/2013	275,500
150,000	Dean Foods Company	7.000	6/1/2016	130,500
150,000	Del Monte Corporation	8.625	12/15/2012	148,500
300,000	FMC Finance III SA	6.875	7/15/2017	288,750
660,000	HCA, Inc.	9.250	11/15/2016	641,850
250,000	Jarden Corporation	7.500	5/1/2017	208,125
150,000	Jostens, IH Corporation	7.625	10/1/2012	137,625
230,000	Michael Foods, Inc.	8.000	11/15/2013	223,100
150,000	Omega Healthcare Investors, Inc.	7.000	4/1/2014	138,000
300,000	Omnicare, Inc.	6.875	12/15/2015	267,000
150,000	Smithfield Foods, Inc.	7.000	8/1/2011	130,500
290,000	Stater Brothers Holdings, Inc.	8.125	6/15/2012	284,200
460,000	SUPERVALU, Inc.	7.500	11/15/2014	446,200
300,000	Tenet Healthcare Corporation	7.375	2/1/2013	273,000
300,000	Tenet Healthcare Corporation *	9.250	2/1/2015	283,500
300,000	Tyson Foods, Inc.	6.850	4/1/2016	247,500
70,000	Ventas Realty, LP/Ventas Capital Corporation	6.500	6/1/2016	66,150
	Total Consumer Non-Cyclical			6,521,743

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Energy (2.9%)
$470,000	Chesapeake Energy Corporation ±	6.375%	6/15/2015	$419,475
200,000	Chesapeake Energy Corporation ‡	6.250	1/15/2018	171,000
300,000	Cie Generale de Geophysique Veritas	7.500	5/15/2015	286,500
280,000	Connacher Oil and Gas, Ltd. ≤	10.250	12/15/2015	268,800
220,000	Denbury Resources, Inc.	7.500	12/15/2015	202,400
270,000	Forest Oil Corporation	7.250	6/15/2019	230,850
170,000	Hornbeck Offshore Services, Inc.	6.125	12/1/2014	155,125
400,000	Newfield Exploration Company	6.625	4/15/2016	356,000
260,000	OPTI Canada, Inc.	8.250	12/15/2014	232,700
270,000	PetroHawk Energy Corporation	9.125	7/15/2013	253,800
200,000	Petroplus Finance, Ltd. ≤	7.000	5/1/2017	166,000
300,000	Pioneer Natural Resources Company	6.650	3/15/2017	267,416
280,000	Plains Exploration & Production Company	7.750	6/15/2015	257,600
295,000	Pride International, Inc.	7.375	7/15/2014	281,725
295,000	Sandridge Energy, Inc. ≤	8.000	6/1/2018	253,700
300,000	Tesoro Corporation	6.625	11/1/2015	244,500
295,000	Whiting Petroleum Corporation	7.000	2/1/2014	250,750
	Total Energy			4,298,341

Financials (3.9%)
300,000	AXA SA ‡≤	6.463	12/14/2018	171,337
120,000	Bank of America Corporation	8.000	1/30/2018	95,024
300,000	BBVA Bancomer SA ‡≤	6.008	5/17/2022	264,358
250,000	Countrywide Financial Corporation *	6.250	5/15/2016	177,980
150,000	Deluxe Corporation	5.125	10/1/2014	114,000
250,000	E*Trade Financial Corporation	7.375	9/15/2013	203,750
150,000	Fairfax Financial Holdings, Ltd.	7.750	6/15/2017	136,500
400,000	FTI Consulting, Inc.	7.625	6/15/2013	407,500
465,000	General Motors Acceptance Corporation, LLC	6.875	9/15/2011	207,477
295,000	General Motors Acceptance Corporation, LLC	6.875	8/28/2012	117,256
560,000	J.P. Morgan Chase Capital XX	6.550	9/29/2036	411,758
600,000	Lehman Brothers Holdings, Inc. =	7.000	9/27/2027	75,000
870,000	Lincoln National Corporation	7.000	5/17/2016	663,450
300,000	Mitsubishi UFG Capital Finance, Ltd.	6.346	7/25/2016	227,043
150,000	Nuveen Investment, Inc. ≤	10.500	11/15/2015	115,500
290,000	ProLogis Trust	5.625	11/15/2016	247,025
580,000	Rabobank Capital Funding Trust ≤	5.254	10/21/2016	499,928
290,000	Rouse Company	3.625	3/15/2009	258,100
145,000	Rouse Company, LP ≤	6.750	5/1/2013	98,600
580,000	Royal Bank of Scotland Group plc ≤	6.990	10/5/2017	432,246
580,000	Swiss RE Capital I, LP ≤	6.854	5/25/2016	492,934
580,000	Wachovia Capital Trust III	5.800	3/15/2042	243,600
120,000	Wells Fargo Capital XIII	7.700	3/26/2013	104,641
	Total Financials			5,765,007

Mortgage-Backed Securities (0.7%)
1,000,000	Federal National Mortgage Association Conventional
	30-Yr. Pass Through §	6.500	10/1/2038	1,025,312
	Total Mortgage-Backed Securities			1,025,312

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Technology (2.1%)
$150,000	Amkor Technologies, Inc. ‡	7.750%	5/15/2013	$128,250
36,000	Avago Technologies Finance Pte †	8.311	12/1/2008	35,640
180,000	Avago Technologies Finance Pte	10.125	12/1/2013	181,800
300,000	First Data Corporation ≤	9.875	9/24/2015	235,500
230,000	Flextronics International, Ltd. ‡	6.250	11/15/2014	194,350
440,000	Freescale Semiconductor, Inc.	8.875	12/15/2014	303,600
295,000	Iron Mountain, Inc.	7.750	1/15/2015	292,050
500,000	Nortel Networks, Ltd.	10.125	7/15/2013	318,750
110,000	NXP BV/NXP Funding, LLC †	5.541	10/15/2008	72,600
190,000	NXP BV/NXP Funding, LLC *	9.500	10/15/2015	97,850
240,000	Sanmina-SCI Corporation	6.750	3/1/2013	210,000
330,000	Seagate Technology HDD Holdings	6.800	10/1/2016	288,750
570,000	Sungard Data Systems, Inc.	4.875	1/15/2014	484,500
290,000	Unisys Corporation	8.000	10/15/2012	234,900
	Total Technology			3,078,540

Transportation (0.9%)
145,000	Avis Budget Car Rental, LLC ‡	7.750	5/15/2016	90,625
255,694	Continental Airlines, Inc.	7.875	7/2/2018	166,201
180,000	Delta Air Lines, Inc.	7.920	11/18/2010	155,700
370,000	Hertz Corporation	8.875	1/1/2014	319,125
210,000	Kansas City Southern de Mexico SA de CV	7.625	12/1/2013	200,550
486,539	Piper Jaffray Equipment Trust Securities ≤ƒ	6.750	4/1/2011	389,231
	Total Transportation			1,321,432

Utilities (5.6%)
570,000	AES Corporation ±	7.750	10/15/2015	517,275
150,000	AmeriGas Partners, LP	7.250	5/20/2015	136,500
290,000	Copano Energy, LLC	8.125	3/1/2016	265,350
150,000	Dynegy Holdings, Inc. *	6.875	4/1/2011	136,500
170,000	Dynegy Holdings, Inc.	8.375	5/1/2016	147,900
150,000	Dynegy Holdings, Inc.	7.750	6/1/2019	120,000
170,000	Edison Mission Energy	7.500	6/15/2013	163,200
180,000	Edison Mission Energy	7.750	6/15/2016	169,200
270,000	Edison Mission Energy	7.000	5/15/2017	243,000
320,000	El Paso Corporation ‡	6.875	6/15/2014	295,126
290,000	Energy Future Holdings Corporation ‡≤	10.875	11/1/2017	261,725
1,000,000	Enterprise Products Operating, LP ±	7.034	1/15/2018	806,230
590,000	Exelon Corporation	4.900	6/15/2015	519,519
240,000	Illinois Power Company	6.125	11/15/2017	220,317
570,000	Intergen NV ≤	9.000	6/30/2017	570,000
280,000	Kinder Morgan Finance Company ulc	5.700	1/5/2016	240,800
250,000	Mirant North America, LLC	7.375	12/31/2013	235,000
755,000	NRG Energy, Inc.	7.375	2/1/2016	679,500
170,000	Pacific Energy Partners, LP/Pacific Energy
	Finance Corporation	7.125	6/15/2014	167,084
150,000	PNM Resources, Inc.	9.250	5/15/2015	147,750
290,000	Regency Energy Partners, LP	8.375	12/15/2013	261,000
145,000	Reliant Energy Resources Corporation	6.750	12/15/2014	123,975

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
17

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

Principal		Interest	Maturity
Amount	Long-Term Fixed Income (61.2%)	Rate	Date	Value
Utilities — continued
$590,000	Reliant Resources, Inc. *	7.875%	6/15/2017	$436,600
295,000	Sabine Pass LNG, LP	7.500	11/30/2016	230,100
210,000	SemGroup, LP ≤=	8.750	11/15/2015	21,000
150,000	Southern Star Central Corporation	6.750	3/1/2016	137,625
300,000	Southern Union Company	7.200	11/1/2011	220,322
570,000	Texas Competitive Electric Holdings Company, LLC ≤	10.250	11/1/2015	514,425
170,000	Williams Partners, LP	7.250	2/1/2017	158,100
	Total Utilities			8,145,123
	Total Long-Term Fixed Income (cost $100,873,754)			89,469,524

		Interest	Maturity
Shares	Collateral Held for Securities Loaned (4.9%)	Rate (+)	Date	Value
7,207,502	Thrivent Financial Securities Lending Trust	2.800%	N/A	$7,207,502
	Total Collateral Held for Securities Loaned
	(cost $7,207,502)			7,207,502

Shares or
Principal		Interest	Maturity
Amount	Short-Term Investments (5.4%)	Rate (+)	Date	Value
$300,000	Federal National Mortgage Association ‡	2.100%	12/10/2008	$298,542
7,591,264	Thrivent Money Market Fund	2.870	N/A	7,591,264
	Total Short-Term Investments (cost $7,890,053)			7,889,806
	Total Investments (cost $174,546,822) 106.0%			$155,045,931
	Other Assets and Liabilities, Net (6.0%)			(8,740,330)
	Total Net Assets 100.0%			$146,305,601

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
18

Diversified Income Plus Fund
Schedule of Investments as of September 30, 2008 (unaudited)

	Number of		Notional
	Contracts	Expiration	Principal		Unrealized
Futures	Long/(Short)	Date	Amount	Value	Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	78	December 2008	$8,743,511	$8,754,281	$10,770
10-Yr. U.S. Treasury Bond Futures	(20)	December 2008	(2,312,908)	(2,292,500)	20,408
Russell 2000 Index Mini-Futures	4	December 2008	288,590	271,640	(16,950)
S&P 500 Index Mini-Futures	14	December 2008	852,889	817,180	(35,709)
Total Futures					($21,481)

# Non-income producing security.

* All or a portion of the security is on loan.

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

§ Denotes investments purchased on a when-issued or delayed delivery basis.

± Designated as cover for long settling trades.

‡ At September 30, 2008, $99,514 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open financial futures contracts. In addition, $15,095,532 of investments were earmarked as collateral to cover open financial futures contracts.

= In bankruptcy.

« All or a portion of the security is insured or guaranteed.

¿ These securities are Equity-Linked Structured Securities.

≤ Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been determined to be liquid under the guidelines established by the Fund’s Board of Trustees and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2008, the value of these investments was $19,104,527 or 13.1% of total net assets.

ƒ Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of September 30, 2008.

	Acquisition
Security	Date	Cost
Piper Jaffray Equipment Trust Securities	9/13/2006	$464,774

Definitions:

ADR — American Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing U.S. depository bank.

REIT — Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

ETF — Exchange Traded Fund.

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,113,249
Gross unrealized depreciation	(21,614,140)
Net unrealized appreciation (depreciation)	($19,500,891)
Cost for federal income tax purposes	$174,546,822

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
19

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20

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2008 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Fair Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

The following table is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

			Level 2 — Other Significant		Level 3 — Significant
	Level 1 — Quoted Prices		Observable Inputs		Unobservable Inputs		Totals (Level 1,2,3)
	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial	Investments	Other Financial
Fund	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*	in Securities	Instruments*
Real Estate
Securities	$142,501,403	$110,526	$1,382,400	$—	$—	$—	$143,883,803	$110,526
Equity Income Plus	27,831,346	(139,904)	635,936	—	—	—	28,467,282	(139,904)
Diversified
Income Plus	65,367,543	(21,481)	89,289,157	—	389,231	—	155,045,931	(21,481)
Total Value	$235,700,292	$(50,859)	$91,307,493	$—	$389,231	$—	$327,397,016	$(50,859)

21

THRIVENT MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2008 (unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Accrued		Change in		Transfers
	Value	Discounts/	Realized	Unrealized	Net	In and/or	Value
Fund	December 31, 2007	Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Out of Level 3	September 30, 2008
nvestments in Securities
Diversified Income Plus	$5,725,434	$1,057	$(128,875)	$(1,925,162)	$(695,998)	$(2,587,225)	$389,231
Total Value	$5,725,434						$389,231

*Other Financial Instruments include Futures, Forwards, Written Options and Swap agreements.

INVESTMENTS IN AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund. A summary of transactions for the nine months ended September 30, 2008, in Money Market Fund, is as follows:

		Gross	Gross	Balance of		Dividend Income
	Value	Purchases and	Sales and	Shares Held at	Value	Period Ended
	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008	September 30, 2008
Real Estate Securities Fund	$—	$30,146,719	$26,764,470	3,382,249	$3,382,249	$72,929
Equity Income Plus Fund	—	9,935,610	6,136,694	3,798,916	3,798,916	43,238
Diversified Income Plus Fund	5,391,261	53,453,688	51,253,685	7,591,264	7,591,264	180,105
Total Value	$5,391,261				$14,772,429	$296,272

A summary of transactions for the nine months ended September 30, 2008, in Thrivent Financial Securities Lending Trust, is as follows:

		Gross	Gross	Balance of
	Value	Purchases and	Sales and	Shares Held at	Value
Fund	December 31, 2007	Additions	Reductions	September 30, 2008	September 30, 2008
Real Estate Securities	$37,685,177	$199,386,771	$201,545,391	$35,526,557	$35,526,557
Diversified Income Plus	15,434,201	44,038,580	52,265,279	7,207,502	7,207,502
Total Value	$53,119,378				$42,734,059

22

Thrivent Investment Management™

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 19, 2008		THRIVENT MUTUAL FUNDS

By:
/s/ Russell W. Swansen

Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 19, 2008	By:
/s/ Russell W. Swansen

Russell W. Swansen
President

Date: November 19, 2008	By:
/s/ Gerard V.Vaillancourt

Gerard V. Vaillancourt
Treasurer